SEGMENT INFORMATION (Reconciliation of Reportable Results) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Reconcilitation between statement results and enterprise results [Abstract]
Total reportable segments' income from operations	$ 735	$ 598	$ 515
Share-based compensation expense	(59)	(56)	(49)
Restructuring and related costs	(17)	(11)	0
Amortization of acquisition-related balances	(265)	(256)	(56)
Acquisition and integration costs	(49)	(57)	(18)
Acquisition-related compensation expense	0	(28)	0
Separation and related costs	(2)	(20)	(24)
Loss from Catastrophes	(7)	(16)	0
Goodwill impairment	(709)	0	0
Litigation Settlement, Expense	(25)	0	0
Gain (Loss) on Disposition of Business	20	0	0
Other	(16)	(6)	7
Operating Income (Loss)	(394)	148	375
Interest income	12	7	3
Interest expense	(83)	(80)	(47)
Other income (expense), net	54	104	35
Income (loss) before taxes	(411)	179	366
Segment assets and capital expenditures [Abstract]
Total reportable segments' assets	4,330	4,905
Capital expenditures	132	72	91
Communications Solutions Group
Reconcilitation between statement results and enterprise results [Abstract]
Goodwill impairment	0
Operating Income (Loss)	474	347	340
Segment assets and capital expenditures [Abstract]
Total reportable segments' assets	2,115	1,976
Capital expenditures	90	46
Electronic Industrial Solutions Group
Reconcilitation between statement results and enterprise results [Abstract]
Goodwill impairment	0
Operating Income (Loss)	245	209	175
Segment assets and capital expenditures [Abstract]
Total reportable segments' assets	888	866
Capital expenditures	32	19
Ixia Solutions Group [Member]
Reconcilitation between statement results and enterprise results [Abstract]
Goodwill impairment	709
Operating Income (Loss)	16	42	0
Segment assets and capital expenditures [Abstract]
Total reportable segments' assets	1,327	2,063
Capital expenditures	10	7
Total Segments [Member]
Reconcilitation between statement results and enterprise results [Abstract]
Operating Income (Loss)	735	598	$ 515
Segment assets and capital expenditures [Abstract]
Total reportable segments' assets	4,330	4,905
Capital expenditures	$ 132	$ 72